Financial Information as per operating segments (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 2,904,566,454	$ 2,565,556,067	$ 2,711,434,948
Alcoholic Business [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,885,902,502	1,618,117,846	1,818,810,903
Nonalcoholic Business [Member]
IfrsStatementLineItems [Line Items]
Revenue	961,411,087	897,230,729	838,401,144
Other Business [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 57,252,865	$ 50,207,492	$ 54,222,901